Other current assets	12 Months Ended
Sep. 30, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other current assets

6	Other current assets

	As of September 30,
	2025	2024
	US$	US$
Prepayments	394,854	147,719
Other receivables	183,929	5,522
	578,783	153,241

Prepayments included primarily prepaid operating expenses of foreign operation. Other receivables mainly included receivable for interest earned from fixed deposit held in the bank.